Commitments and Contingencies (Commitments) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	73,117
2014	38,645
2015	38,747
2016	34,165
2017 and thereafter	13,687
Total	198,361
Rental [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	39,388
2014	33,257
2015	33,564
2016	32,526
2017 and thereafter	13,687
Total	152,422
Property and Equipment, and Intangible Assets [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	695
2014	0
2015	0
2016	0
2017 and thereafter	0
Total	695
Server Allocation [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	17,150
2014	836
2015	16
2016	0
2017 and thereafter	0
Total	18,002
Cooperation with Phoenix TV Group [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	3,125	[1]
2014	3,906	[1]
2015	4,883	[1]
2016	1,526	[1]
2017 and thereafter	0	[1]
Total	13,440	[1]
Others [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	12,759
2014	646
2015	284
2016	113
2017 and thereafter	0
Total	13,802

[1]	The Group and Phoenix TV Group have been involved in various cooperation arrangements, including content sharing, branding and co-promotion, technical support and corporate management (Refer to Note 2(a)). There was no payment for these arrangements until November 2009 when a cooperation agreement was signed between Phoenix TV and the Group to stipulate the cost and expenses charged to the Group for the year 2010 and going forward. Based on the agreement, the Group will pay Phoenix TV 50% of revenue generated from certain contents provided by Phoenix TV Group, plus a fixed amount of payment to cover other services provided by Phoenix TV Group. The fixed amount was RMB1.6 million for the first year of the agreement, and increases by 25% annually. On March 28, 2011, Phoenix TV and the Group amended their cooperation agreement to extend the expiration of cooperation period from November 2014 to March 2016. The consideration arrangements for the cooperation remained unchanged. This fixed amount has been included in above table as a commitment to Phoenix TV Group.